Note 6 - Stock-based Compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

6. STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, as of September 30, 2022, a maximum number of 170,571 shares of the Company’s authorized and available common stock could be issued in the form of options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. The 2013 Plan provides that on the first business day of each fiscal year commencing with fiscal year 2014, the number of shares of our common stock reserved for issuance under the 2013 Plan for all awards except for incentive stock option awards will be subject to increase by an amount equal to the lesser of (A) 15,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each option shall be the fair value as determined in good faith by the Board at the time each option is granted. On October 1, 2022, the aggregate number of authorized shares under the Plan was further increased by 15,000 shares to a total of 185,571 shares. On June 18, 2023, the 2013 Stock Incentive Plan expired.

The exercise price of each option is equal to the closing price of a share of the Company’s Common Stock on the date of grant.

Share-Based Awards

During the nine months ended June 30, 2023, the Company awarded 20,875 options to employees and directors and 3,625 options to consultants to purchase shares of Common Stock under the 2013 Plan.

Share-based compensation expense for awards granted during the nine months ended June 30, 2023 was based on the grant date fair value estimated using the Black-Scholes Model.

Common Stock Options

Stock compensation activity under the 2013 Plan for the nine months ended June 30, 2023 follows:

	Option Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2022	98,626	$52.00	1.36	$16,900
Awarded	24,500	$8.00
Forfeited/Cancelled	(19,101)	$70.00
Outstanding at June 30, 2023	104,025	$39.00	5.72	—
Vested at June 30, 2023	79,409	$48.00	4.85	—
Vested and expected to vest at June 30, 2023	104,325	$39.00	5.72	—

On June 18, 2023, the 2013 Stock Incentive Plan expired. Therefore no shares are available for future grants under the 2013 Plan as of June 30, 2023.

Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the three months ended June 30, 2023 and 2022 resulting from options awarded to the Company’s employees, directors and consultants was approximately $41,000 and $81,000, respectively. Of this amount, during the three months ended June 30, 2023 and 2022, $7,000 and $29,000, respectively, were recorded as research and development expense, and $34,000 and $52,000, respectively were recorded as general and administrative expense in the Company’s Consolidated Statements of Operations. Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the nine months ended June 30, 2023 and 2022 resulting from options awarded to the Company’s employees, directors and consultants was approximately $211,000 and $367,000, respectively. Of this amount, during the nine months ended June 30, 2023 and 2022, $55,000 and $123,000, respectively, were recorded as research and development expense, and $156,000 and $245,000, respectively were recorded as general and administrative expense in the Company’s Consolidated Statements of Operations.

During the nine months ended June 30, 2023 and 2022, no options awarded were exercised.

As of June 30, 2023, there is approximately $200,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 2.11 years.

Restricted Stock

Restricted stock activity under the 2013 Plan for the three months ended June 30, 2023 and 2022, in shares, follows:

	Three months Ended
	June 30, 2023	June 30, 2022
Non Vested at March 31, 2023 and 2022	—	1,250
Vested	—	(375)
Non Vested at June 30, 2023 and 2022	—	875

The weighted grant date fair value average of the restricted stock for the three months ended June 30, 2023 and 2022 follows:

	Three months Ended
	June 30, 2023	June 30, 2022
Non Vested at March 31, 2023 and 2022	$—	$20.00
Vested	—	(20.00)
Non Vested at June 30, 2023 and 2022	$—	$20.00

Restricted stock activity under the 2013 Plan for the nine months ended June 30, 2023 and 2022, in shares, follows:

	Nine months Ended
	June 30, 2023	June 30, 2022
Non Vested at September 30, 2022 and 2021	250	2,250
Vested	(250)	(1,375)
Non Vested at June 30, 2023 and 2022	—	875

The weighted grant date fair value average of the restricted stock for the nine months ended June 30, 2023 and 2022 follows:

	Nine months Ended
	June 30, 2023	June 30, 2022
Non Vested at September 30, 2022 and 2021	$18.00	$20.00
Vested	(18.00)	(20.00)
Non Vested at June 30, 2023 and 2022	$—	$20.00

For the three months ended June 30, 2023 and 2022, compensation expense recorded for the restricted stock awards was approximately $0 and $10,000, respectively. For the nine months ended June 30, 2023 and 2022, compensation expense recorded for the restricted stock awards was approximately $3,000 and $30,000, respectively.

14.	STOCK-BASED COMPENSATION

2013 Stock Incentive Plan

On June 18, 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, during the fiscal year ended September 30, 2021, a maximum number of 155,571 shares of the Company’s authorized and available common stock could be issued in the form of options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. The 2013 Plan provides that on the first business day of each fiscal year commencing with fiscal year 2014, the number of shares of our common stock reserved for issuance under the 2013 Plan for all awards except for incentive stock option awards will be subject to increase by an amount equal to the lesser of (A) 15,000 Shares, (B) four (4) percent of the number of shares outstanding on the last day of the immediately preceding fiscal year of the Company, or (C) such lesser number of shares as determined by the Company’s Board of Directors (the “Board”). The exercise price of each option shall be the fair value as determined in good faith by the Board at the time each option is granted. On October 1, 2021, the aggregate number of authorized shares under the Plan was further increased by 15,000 shares to a total of 170,571 shares.

The exercise price of each option is equal to the closing price of a share of our common stock on the date of grant.

Share-based awards

During the year ended September 30, 2022, the Company granted 2,375 options to employees and directors and 4,250 options to consultants to purchase shares of common stock under the 2013 Plan.

Share-based compensation expense for awards granted during the year ended September 30, 2022 was based on the grant date fair value estimated using the Black-Scholes Option Pricing Model. The following assumptions were used to calculate the fair value of share-based compensation for the year ended September 30, 2022; expected volatility, 79.44% - 119.44%, risk-free interest rate, 0.13% - 2.85%, expected dividend yield, 0%, expected term, 5.6 years.

Common Stock Options

Stock compensation activity under the 2013 Plan for the year ended September 30, 2022 follows:

	Option	Weighted Average	Average Remaining	Weighted Aggregate
	Shares	Exercise	Contractual	Intrinsic
	Outstanding	Price	Term (years)	Value
Outstanding at September 30, 2021	124,495	$58.00	1.83	$140,151
Awarded	6,625	$6.00
Forfeited/Cancelled	(32,494)	$70.00
Outstanding at September 30, 2022	98,626	$52.00	1.46	$16,900
Vested at September 30, 2022	82,522	$58.00	1.52	$—
Vested and expected to vest at September 30, 2022	98,626	$52.00	1.46	$16,900

As of September 30, 2022, 41,366 shares are available for future grants under the 2013 Plan. Share-based compensation expense recorded in the Company’s Consolidated Statements of Operations for the year ended September 30, 2022 and 2021 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $459,000 and $391,000, respectively. Of this amount during the years ended September 30, 2022 and 2021, $148,000 and $124,000, respectively, were recorded as research and development expenses, and $311,000 and $267,000, respectively were recorded as general and administrative expenses in the Company’s Consolidated Statements of Operations.

During the years ended September 30, 2022 and 2021, no stock options awarded under the 2013 Stock Incentive Plan were exercised for cash. During the years ended September 30, 2022 and 2021, no stock options awarded under the 2013 Stock Incentive Plan were exercised on a cashless basis.

As of September 30, 2022, there is approximately $181,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan. That cost is expected to be recognized over a weighted average period of 2.47 years.

Restricted Stock

On October 14, 2020, the Company awarded 250 shares of Restricted Stock to a consultant. The shares subject to this grant were awarded under the 2013 Plan and vested 90 days from the date of the award.

On January 27, 2021, the Company awarded 2,500 shares of Restricted Stock to a consultant. The shares subject to this grant were awarded under the 2013 Plan and vested immediately.

On July 30, 2021, the Company awarded 750 shares of Restricted Stock to an employee. The shares subject to this grant were awarded under the 2013 Plan and 250 shares vest on each of the following dates: January 12, 2022, July 12, 2022 and January 12, 2023.

On September 27, 2021, the Company awarded 1,500 shares of Restricted Stock to a consultant. The shares subject to this grant were awarded under the 2013 Plan and 1/12 of the shares will vest on each of the next twelve monthly anniversaries.

Restricted stock activity in shares under the 2013 Plan for the years ended September 30, 2022 and 2021 follows:

	2022	2021
Non Vested at September 30, 2021 and 2020	2,250
Awarded	—	5,000
Vested	(2,000)	(2,750)
Forfeited	—	—
Non Vested at September 30, 2022 and 2021	250	2,250

The weighted average restricted stock award date fair value information for the years ended September 30, 2022 and 2019 follows:

	2022	2021
Non Vested at September 30, 2021 and 2020	$20.00	$—
Awarded		26.00
Vested	(20.00)	(32.00)
Forfeited		—
Non Vested at September 30, 2022 and 2021	$18.00	$20.00

For the years ended September 30, 2022 and 2021 compensation expense recorded for the restricted stock awards was approximately $40,000 and $105,000, respectively. As of September 30, 2022, there is approximately $3,000 of unrecognized compensation expense related to unvested stock-based compensation arrangements granted under the 2013 Plan.